Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	$ 14.2	$ 13.5	$ 13.5
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	$ 6.6	$ 6.3	$ 6